ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following as of September 30, 2019 and 2018:

	As of September 30,
	2019	2018
VAT payable	$4,158,171	$3,918,119
Other tax payables	51,292	50,104
Other	229,107	1,966,510
Total	$4,438,570	$5,934,733